Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies [Abstract]
Summary of future contractual obligations
Year	Research and Development	Property and Other Leases	Total
July 1 through December 31, 2015	$100,000	$78,000	$178,000
2016	100,000	157,000	257,000
2017	100,000	152,000	252,000
2018	100,000	52,000	152,000
2019	100,000	-	100,000
Total	$500,000	$439,000	$939,000

Year	Research and Development	Property and Other Leases	Total
2015	$75,000	$130,000	$205,000
2016	75,000	157,000	232,000
2017	75,000	152,000	227,000
2018	75,000	51,000	126,000
2019	75,000	-	75,000
Total	$375,000	$490,000	$865,000